Ordinary shares, Convertible and redeemable preferred shares and warrants (Schedule of Composition of Preference Shares) (Details) - 12 months ended Dec. 31, 2015
$ / shares in Units, ¥ in Thousands, $ in Thousands
		USD ($) $ / shares	CNY (¥)	CNY (¥) shares
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance date		May 03, 2012	May 03, 2012
Shares Issued				6,750,000
Shares Outstanding				6,750,000
Issuance price per share | $ / shares		$ 0.0704
Proceeds from issuance, net of Issuance costs		$ 950	¥ 6,000
Carrying Amount immediately prior to the IPO | ¥				¥ 3,270
Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance date		Sep. 09, 2013	Sep. 09, 2013
Shares Issued				19,717,880
Shares Outstanding				19,717,880
Issuance price per share | $ / shares		$ 0.4216
Proceeds from issuance, net of Issuance costs		$ 8,313	¥ 51,452
Carrying Amount immediately prior to the IPO | ¥				¥ 51,452
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance date	[1]	May 03, 2012	May 03, 2012
Shares Issued	[1]			25,000,000
Shares Outstanding	[1]			25,000,000
Issuance price per share | $ / shares	[1]	$ 0.2400
Proceeds from issuance, net of Issuance costs	[1]	$ 5,695	¥ 35,673
Carrying Amount immediately prior to the IPO | ¥	[1]			¥ 578,156
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance date		Jul. 04, 2013	Jul. 04, 2013
Shares Issued				11,111,100
Shares Outstanding				11,111,100
Issuance price per share | $ / shares		$ 0.3600
Proceeds from issuance, net of Issuance costs		$ 4,000	¥ 24,648
Carrying Amount immediately prior to the IPO | ¥				¥ 256,958
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance date		Sep. 30, 2013	Sep. 30, 2013
Shares Issued				27,948,320
Shares Outstanding				27,948,320
Issuance price per share | $ / shares		$ 0.4800
Proceeds from issuance, net of Issuance costs		$ 12,288	¥ 75,937
Carrying Amount immediately prior to the IPO | ¥				¥ 646,340

[1]	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date.